RELATED PARTY TRANSACTIONS (Details) - Schedule of Compensation of Key Management Personnel - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation
Salaries and other short-term benefits	£ 13	£ 17	£ 14
Share-based payments	22	23	18
Total compensation	£ 35	£ 40	£ 32